Other non-financial assets	12 Months Ended
Mar. 31, 2026
Disclosure Of Other Non Financial Assets [Abstract]
Other non-financial assets
13.
Other non - financial assets

	As at March 31,	As of March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Non-current
Prepayments	1,505	1,208	13
Capital advance	7,995	10,971	117
Advances recoverable	47	681	7
Balances with government authorities	31	31	0
Total	9,578	12,891	137

Current
Prepayments	1,585	2,003	21
Advances recoverable	1,241	2,530	27
Balances with government authorities	2,646	4,235	45
Others	4	4	0
Total	5,476	8,772	93